BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of estimated fair values of assets acquired and liabilities assumed
The table below summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$998
Other current assets	22,657
Property and equipment	8,988
Goodwill	190,616
Intangible assets	103,289
Other assets	770
Total assets	327,318
Current liabilities	(7,027)
Other long-term liabilities	(3,179)
Net assets	$317,112

Schedule of intangible assets acquired
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade names	$33,700	Indefinite
Content	47,800	4.0
Technology	12,789	3.0
Advertiser relationships	7,500	2.0
Customer lists	1,500	3.0
Total	$103,289	3.6

Schedule of pro forma financial information
For the years ended December 31, 2012 and 2011, pro forma adjustments reflected below include a decrease of $6.3 million and an increase of $24.3 million in amortization of intangible assets, respectively.

	Years Ended December 31,
	2012	2011
	(In thousands, except per share data)
Revenue	$2,881,117	$2,374,812
Net earnings attributable to IAC shareholders	179,839	228,116
Basic earnings per share attributable to IAC shareholders	2.09	2.63
Diluted earnings per share attributable to IAC shareholders	1.93	2.42